Related Parties Balances and Transactions (Details) - Schedule of Related Parties Transactions - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Due from related parties	¥ 553	¥ 584
Due to related parties	¥ 35,244	4,779
Mr Bao [Member]
Related Party Transaction [Line Items]
Related parties, relationship	Controlling shareholder of the Company
Due to related parties	¥ 11,839	4,779
Mr He [Member]
Related Party Transaction [Line Items]
Related parties, relationship	Beneficial shareholder of the Company
Mr. Yu [Member]
Related Party Transaction [Line Items]
Related parties, relationship	Chief Financial Officer of the Company
Due from related parties		48
Philectronics [Member]
Related Party Transaction [Line Items]
Related parties, relationship	An equity method investee of the Company
Due from related parties	¥ 553	536
Grandsky Phoenix Limited [Member]
Related Party Transaction [Line Items]
Related parties, relationship	100% owned by Mr. Bao
Due to related parties	¥ 23,405